Organization and Business Description (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025	Jan. 27, 2025	Sep. 29, 2023	Jun. 09, 2023
Organization and Business Description [Line Items]
Date of incorporated	Nov. 15, 2024
Current assets, total	$ 24,120,299		$ 18,075,099
Assets, total	62,291,347		46,502,256
Total current liabilities	14,939,293		8,423,949
Total liabilities	24,901,961		18,854,199
Revenue	40,932,347	$ 41,213,907
Variable Interest Entity [Member]
Organization and Business Description [Line Items]
Current assets, total	731,275		963,273
Assets, total	4,946,730		5,930,103
Total current liabilities	1,297,542		1,308,319
Total liabilities	4,800,549		5,984,922
Revenue	3,597,156	2,707,994
Variable Interest Entity [Member] | Related Party [Member]
Organization and Business Description [Line Items]
Current assets, total	447,285		194,661
Assets, total	447,285		194,661
Total current liabilities	1,017,162		1,227,896
Total liabilities	1,017,162		$ 1,227,896
Revenue	$ 3,597,156	$ 2,707,994
Mr. Sasaki. [Member] | Related Party [Member]
Organization and Business Description [Line Items]
Percentage of ownership						100.00%
Bao Cayman [Member] | Related Party [Member]
Organization and Business Description [Line Items]
Percentage of ownership					100.00%
CTW Cayman [Member] | Related Party [Member]
Organization and Business Description [Line Items]
Percentage of ownership				100.00%